Trade accounts payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Trade accounts payable
19.	Trade accounts payable

	12.31.2017	12.31.2016
Foreign suppliers	545.4	523.0
Risk partners (i)	162.0	306.1
Domestic suppliers	117.3	123.0

	824.7	952.1

Current portion	824.7	952.1

(i)	The Company’s risk-sharing suppliers/partners develop and produce significant aircraft components, including engines, hydraulic components, avionics, wings, tail sections, interior components and fuselage parts. Certain contracts between the Company and these risk-sharing suppliers/partners are long-term and include deferral of payments for components and systems for a negotiated term after delivery. Once the risk-sharing suppliers/partners have been selected and the aircraft development and production program has commenced, changing suppliers is more challenging. For example, in the case of engines, the aircraft is specially designed to accommodate a given component, which cannot be easily replaced by another supplier without incurring delays and significant additional expense. This dependence makes the Company vulnerable to the performance, quality and financial position of its risk-sharing suppliers/partners.